Document and Entity Information	12 Months Ended
Dec. 31, 2020
DEI
Document Type	S-4/A
Entity Registrant Name	Landcadia Holdings III, Inc.
Amendment Flag	false
Entity Central Index Key	0001822492
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false